GOING CONCERN (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
GOING CONCERN [Abstract]
Accumulated deficit	$ 1,519,795	$ 1,249,780	$ 299,663